Sales Concentration	12 Months Ended
Jul. 31, 2014
Sales Concentration [Abstract]
Sales Concentration

11. Sales Concentration

Net product sales were $550,000 and $820,000 for the years ended July 31, 2014 and 2013, respectively. For the year ended July 31, 2014,  two customers accounted for 66% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales was as follows:  100% U.S. For the year ended July 31, 2013,  three customers accounted for 69% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales was as follows:  86% U.S. and 14% foreign.